INCOME TAXES (DETAILS 3) (CNY)	12 Months Ended			60 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Movements of valuation allowance
Balance at beginning of the period	(152,872,000)	(62,628,000)	(22,540,000)
Write-back/(provision) for year	(15,270,000)	(90,244,000)	(40,088,000)
Balance at end of the period	(168,142,000)	(152,872,000)	(62,628,000)	(168,142,000)
Aggregate amount and per share effect of tax holiday
Total net operating losses carried forward	518,400,000	481,700,000	127,600,000	518,400,000
Increase to net income resulting from combined effects of CIT exemption and tax rate reductions	5,100,000	4,500,000	9,100,000
Increase to basic and diluted net income per share resulting from combined effects of CIT exemption and tax rate reductions	0.01	0.01	0.01
Reconciliation of income tax
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Effect of preferential tax rate	(6.20%)	(1.00%)	2.60%
Effect of income tax rate changes	0.00%	(0.60%)	(1.20%)
Changes in valuation allowance	31.20%	26.60%	24.90%
Others	5.70%	0.40%	0.50%
Effective tax rate	5.70%	0.40%	1.80%
Withholding income tax rate				10.00%
Cumulative undistributed earnings	67,541,081	53,408,412
Amount of withholding taxes due if earnings were remitted as dividends	6,754,108	5,340,841